Financial risk management and fair values - Liquidity risk (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial risk management and fair values
Net Current assets	¥ 5,920,655,000	¥ 5,928,312,000	¥ 6,018,410,000
Net cash generated from operating activities	¥ 1,097,541,000	¥ 2,168,334,000	¥ 1,666,030,000	¥ 1,406,262,000